Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Capital leases and other	$ 2	$ 0	$ 4
Predecessors’ net liabilities not assumed by Tesoro Logistics LP	22	3	1
Receivable from affiliate for capital expenditures	4	6	3
Accounts Payable [Member]
Capital Expenditures Incurred but Not yet Paid	30	54	50
AffiliatePayable [Member]
Capital Expenditures Incurred but Not yet Paid	$ 8	$ 0	$ 17